Offerings	Feb. 27, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share
Maximum Aggregate Offering Price	$ 0
Fee Rate	0.01381%
Amount of Registration Fee	$ 0
Offering Note

(1)	Represents securities that may be offered and sold from time-to-time in one or more offering by the Registrant.

(2)	This registration statement covers an indeterminate amount and number of securities of each identified class of securities up to a proposed maximum aggregate offering price of $100,000,000, which may be offered from time to time in unspecified numbers and indeterminate prices, and as may be issued upon conversion, exchange, or exercise of any securities registered hereunder, including any applicable anti-dilution provisions. Separate consideration may or may not be received for securities that are issuable on conversion, redemption, repurchase or exchange of other securities. Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended, this registration statement also covers an indeterminate number of securities that may become issuable as a result of stock splits, stock dividends or similar transactions relating to the securities registered hereunder.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Preferred Stock, $0.001 par value per share
Maximum Aggregate Offering Price	$ 0
Fee Rate	0.01381%
Amount of Registration Fee	$ 0
Offering Note

(1)	Represents securities that may be offered and sold from time-to-time in one or more offering by the Registrant.

(2)	This registration statement covers an indeterminate amount and number of securities of each identified class of securities up to a proposed maximum aggregate offering price of $100,000,000, which may be offered from time to time in unspecified numbers and indeterminate prices, and as may be issued upon conversion, exchange, or exercise of any securities registered hereunder, including any applicable anti-dilution provisions. Separate consideration may or may not be received for securities that are issuable on conversion, redemption, repurchase or exchange of other securities. Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended, this registration statement also covers an indeterminate number of securities that may become issuable as a result of stock splits, stock dividends or similar transactions relating to the securities registered hereunder.

Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	Debt securities
Maximum Aggregate Offering Price	$ 0
Fee Rate	0.01381%
Amount of Registration Fee	$ 0
Offering Note

(1)	Represents securities that may be offered and sold from time-to-time in one or more offering by the Registrant.

(2)	This registration statement covers an indeterminate amount and number of securities of each identified class of securities up to a proposed maximum aggregate offering price of $100,000,000, which may be offered from time to time in unspecified numbers and indeterminate prices, and as may be issued upon conversion, exchange, or exercise of any securities registered hereunder, including any applicable anti-dilution provisions. Separate consideration may or may not be received for securities that are issuable on conversion, redemption, repurchase or exchange of other securities. Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended, this registration statement also covers an indeterminate number of securities that may become issuable as a result of stock splits, stock dividends or similar transactions relating to the securities registered hereunder.

Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Warrants
Maximum Aggregate Offering Price	$ 0
Fee Rate	0.01381%
Amount of Registration Fee	$ 0
Offering Note

(1)	Represents securities that may be offered and sold from time-to-time in one or more offering by the Registrant.

(2)	This registration statement covers an indeterminate amount and number of securities of each identified class of securities up to a proposed maximum aggregate offering price of $100,000,000, which may be offered from time to time in unspecified numbers and indeterminate prices, and as may be issued upon conversion, exchange, or exercise of any securities registered hereunder, including any applicable anti-dilution provisions. Separate consideration may or may not be received for securities that are issuable on conversion, redemption, repurchase or exchange of other securities. Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended, this registration statement also covers an indeterminate number of securities that may become issuable as a result of stock splits, stock dividends or similar transactions relating to the securities registered hereunder.

Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Units
Maximum Aggregate Offering Price	$ 0
Fee Rate	0.01381%
Amount of Registration Fee	$ 0
Offering Note

(1)	Represents securities that may be offered and sold from time-to-time in one or more offering by the Registrant.

(2)	This registration statement covers an indeterminate amount and number of securities of each identified class of securities up to a proposed maximum aggregate offering price of $100,000,000, which may be offered from time to time in unspecified numbers and indeterminate prices, and as may be issued upon conversion, exchange, or exercise of any securities registered hereunder, including any applicable anti-dilution provisions. Separate consideration may or may not be received for securities that are issuable on conversion, redemption, repurchase or exchange of other securities. Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended, this registration statement also covers an indeterminate number of securities that may become issuable as a result of stock splits, stock dividends or similar transactions relating to the securities registered hereunder.

Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 100,000,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 13,810
Offering Note

(1)	Represents securities that may be offered and sold from time-to-time in one or more offering by the Registrant.

(2)	This registration statement covers an indeterminate amount and number of securities of each identified class of securities up to a proposed maximum aggregate offering price of $100,000,000, which may be offered from time to time in unspecified numbers and indeterminate prices, and as may be issued upon conversion, exchange, or exercise of any securities registered hereunder, including any applicable anti-dilution provisions. Separate consideration may or may not be received for securities that are issuable on conversion, redemption, repurchase or exchange of other securities. Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended, this registration statement also covers an indeterminate number of securities that may become issuable as a result of stock splits, stock dividends or similar transactions relating to the securities registered hereunder.